Share-based Payments - Summary of assumptions Vesting Details (Detail) - Equity awards [member]	12 Months Ended
	Dec. 31, 2022 € / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 € / shares	Dec. 31, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of stock options granted | € / shares	€ 1.31		€ 5.76
Risk-free interest rate			0.00%	0.00%
Share entitlement per options		$ 1		$ 1
Expected term (in years)			6.15	6.15
Vesting conditions	Service	Service	Service	Service
Vesting period	Graded	Graded	Graded	Graded
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.00%	0.00%
Exercise price		$ 2.09		$ 8.54
Grant date share fair value		$ 1.91		$ 7.42
Expected volatility	58.70%	58.70%	58.40%	58.40%
Expected term (in years)	6.03	6.03
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.49%	2.49%
Exercise price		$ 7.22		$ 19.44
Grant date share fair value		$ 6.74		$ 16.54
Expected volatility	62.50%	62.50%	60.10%	60.10%
Expected term (in years)	6.15	6.15